Segment information and revenue - Revenue recognized in relation to contract liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment information and revenue
Revenue recognized that was included in the contract liability balance at the beginning of the year	¥ 153,844	¥ 138,547	¥ 104,960